Accounts receivable - Summary of Accounts Receivables (Parenthetical) (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Statements [Line Items]
Performance fees receivable	$ 33.5
PBPE Fund IV [Member] | DecemberThirty First Two Thousand And Twenty Two [Member]
Statements [Line Items]
Management fees receivable related to current year	13.0
Management fees receivable related to prior years	22.0
PBPE Fund IV [Member] | DecemberThirty First Two Thousand And Twenty Three [Member]
Statements [Line Items]
Management fees receivable noncurrent	$ 11.0